Note 6 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of activities for exploration and evaluation assets [text block]
	For the year ended
	November 30,
	2022	2021
	($)	($)
Balance at the beginning of year	54,475	55,885
Mineral rights and property acquired	134	-
Mineral property option payment	-	49
Mineral property option grant	(1,152)	-
	53,457	55,934
Change in reclamation estimate	(57)	28
Foreign currency translation adjustments	3,388	(1,487)
Balance at the end of year	56,788	54,475

Disclosure of exploration and evaluation assets on project [text block]
	November 30,	November 30,
	2022	2021
	($)	($)
La Mina	14,326	13,650
Titiribi	12,027	11,460
Yellowknife	7,090	7,147
Crucero	7,056	6,723
Cachoeira	6,086	5,351
São Jorge	5,128	4,509
Surubim	1,989	1,749
Yarumalito	1,668	1,462
Whistler	984	937
Batistão	230	203
Montes Áureos and Trinta	176	154
Rea	28	28
Almaden	-	1,102
Total	56,788	54,475

Settlement consideration [text block]
Settlement Consideration ($)
324,723 GoldMining Shares	526
Cash payment	124
Total	650

Disclosure information about acquisition of project [text block]
($)
Fair value of NevGold shares received on grant of Option Agreement	2,489
Almaden Project carrying value - July 4, 2022	(1,110)
Recovery on grant of mineral property option	1,379

Disclosure information about exploration expenditures [text block]
			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2022	2021	November 30, 2022
	($)	($)	($)
La Mina	1,462	386	2,687
Whistler	704	705	3,590
São Jorge	272	151	1,418
Titiribi	267	279	2,103
Yellowknife	124	337	1,269
Crucero	123	137	435
Almaden	53	114	312
Yarumalito	52	31	166
Cachoeira	27	270	6,768
Surubim	-	-	210
Other Exploration Expenses	31	3	3,717
Total	3,115	2,413	22,675